Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Components of Group's Deferred Tax Assets and Liabilities

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Group adopted ASU 2015-17 in the first quarter of 2017 and classified all deferred taxes assets and liabilities as noncurrent as of December 31, 2017. The Group did not retrospectively apply the changes to prior years. Significant components of the Group’s deferred tax assets and liabilities are as follows:

	As of December 31,
	2016	2017
Current deferred tax assets:
Impairment of loss on long term investments	$72	$—
Less: valuation allowance	—	—

Current deferred tax assets, net	72	—

Non-current deferred tax assets:
Advertising expense	—	5,957
Net operating tax losses carry-forward	2,852	3,964
Impairment on long term investments and game copyright	208	400
Accrued expenses	—	840
Less: valuation allowance	(2,852)	(3,964)

Non-current deferred tax assets, net	$208	$7,197

Non-current deferred tax liabilities:
Intangible assets acquired	—	1,866

Non-current deferred tax assets, net	$—	$1,866

Schedule of Reconciliation between Income Tax Expense to Income before Income Taxes and Actual Provision for Income Tax

Reconciliation between income tax expense computed by applying the PRC EIT rate of 25% to income before income taxes and the actual provision for income tax is as follows:

	For the years ended December 31,
	2015	2016	2017
Net income before provision for income tax	$13,419	$146,915	$378,115
PRC statutory tax rate	25%	25%	25%
Income tax expense at statutory tax rate	3,355	36,729	94,529
Permanent differences	(144)	(75)	(66)
Change in valuation allowance	(2,315)	(2,680)	1,112
Effect of income tax rate difference in other jurisdictions	2,754	7,941	11,857
Effect of tax holidays and preferential tax rates	(3,558)	(36,779)	(41,452)

Provision for income tax	$92	$5,136	$65,980

Increase in Income Tax Expenses and Net Income Per Share Amounts

If Beijing Momo IT and Chengdu Momo did not enjoy income tax exemptions and preferential tax rates for the years ended December 31, 2015, 2016 and 2017, the increase in income tax expenses and net income per share amounts would be as follows:

	For the years ended December 31,
	2015	2016	2017
Increase in income tax expenses	$3,558	$36,779	$41,452
Net income per ordinary share attributable to Momo Inc. – basic	0.03	0.28	0.70
Net income per ordinary share attributable to Momo Inc. - diluted	0.03	0.27	0.67